Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 850,294	$ 851,029
Accumulated Amortization	(133,620)	(132,861)
Impairment	(269,893)	(269,893)
Net Amount	$ 446,781	448,275
Useful life, Goodwill	indefinite
Gross amount, Goodwill	$ 651,244	651,597
Impairment, Goodwill	(254,893)	(254,893)
Net Amount, Goodwill	$ 396,351	396,704
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Impairment	(15,000)	(15,000)
Net Amount	$ 35,000	35,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 84,065	84,271
Accumulated Amortization	(75,944)	(75,387)
Net Amount	8,121	8,884
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	52,545	52,707
Accumulated Amortization	(45,720)	(45,544)
Net Amount	$ 6,825	7,163
Purchased technology [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Purchased technology [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated Amortization	(9,486)	(9,486)
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	2,954	2,968
Accumulated Amortization	(2,470)	(2,444)
Net Amount	$ 484	$ 524
Software [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Software [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years